TAX (Tables)	12 Months Ended
Dec. 31, 2019
TAX
Schedule of income tax

USDm	2019	2018	2017
Tax for the year
Current tax for the year	1.2	1.6	1.0
Adjustments related to previous years	(0.4)	(0.1)	(0.1)
Adjustment of deferred tax liability	—	0.1	(0.1)
Total	0.8	1.6	0.8

Schedule of deferred taxes

USDm	2019	2018	2017
Deferred tax liability
Balance as of 1 January	44.9	44.9	45.0
Deferred tax for the year	—	0.1	(0.1)
Adjustments related to previous years	—	(0.1)	—
Balance as of 31 December	44.9	44.9	44.9